Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Value Investors Trust
Entity Central Index Key	0000856119
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$118	1.15%
[1]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.00%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.00	14.59	8.24
Class A (with sales charge)	-0.79	13.30	7.63
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,543,506
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 1,291,532
Investment Company Portfolio Turnover	104.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$89	0.87%
[3]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.29%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.29	14.97	8.61
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,543,506
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 1,291,532
Investment Company Portfolio Turnover	104.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$92	0.90%
[5]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Mutual Small-Mid Cap Value Fund returned 5.25%. The Fund compares its performance to the Russell 2500 Value Index, which returned 10.11% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Industrial gas and energy industry equipment maker Chart Industries after Baker Hughes announced that it would acquire the company.
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market.
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth.
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity.
↓	Industrial company Regal Rexnord as recently enacted tariffs have led to margin pressure across its business and made sourcing rare earth magnets more challenging.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.25	14.88	8.50
Russell 3000 Index	20.81	16.74	14.08
Russell 2500 Value Index	10.11	14.39	9.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 205,543,506
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 1,291,532
Investment Company Portfolio Turnover	104.36%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$205,543,506
Total Number of Portfolio Holdings	76
Total Management Fee Paid	$1,291,532
Portfolio Turnover Rate	104.36%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to the consumer discretionary and technology sector.
Related disclosure regarding the risks of investing in the consumer discretionary and technology sector was added.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$90	0.89%
[7]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.99%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	2.99	12.18	7.67
Class A (with sales charge)	-2.66	10.91	7.06
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 743,938,274
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 3,608,175
Investment Company Portfolio Turnover	48.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class C
Trading Symbol	FCBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$166	1.64%
[9]
Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.21%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	2.21	11.34	6.86
Class C (with sales charge)	1.25	11.34	6.86
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 743,938,274
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 3,608,175
Investment Company Portfolio Turnover	48.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R
Trading Symbol	FBSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.14%
[11]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Mutual U.S. Mid Cap Value Fund returned 2.74%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	2.74	11.91	7.40
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 743,938,274
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 3,608,175
Investment Company Portfolio Turnover	48.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$56	0.55%
[13]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Mutual U.S. Mid Cap Value Fund returned 3.35%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	3.35	12.57	8.06
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 743,938,274
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 3,608,175
Investment Company Portfolio Turnover	48.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[14]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FBSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$65	0.64%
[15]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Mutual U.S. Mid Cap Value Fund returned 3.24%. The Fund compares its performance to the Russell Midcap Value Index, which returned 7.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending.
↑	Contract electronics manufacturer Flex on strong earnings as it benefits from growth in its data center business’s power and cooling solutions.
↑	Johnson Controls, a building solutions provider, on improving financial results as the chief executive is focused on further streamlining the product portfolio and organization.

Top detractors from performance:
↓	Support services firm KBR on concerns about potential cuts to U.S. government contracts and the impact of the late-period government shutdown even as its international business remains faster growing.
↓
Fiserv, a financial payments company, after a new management team slashed financial guidance late in the reporting period on a rollback of the previous management’s short-term revenue initiatives and weakness in its business in Argentina.

↓	Medical products firm Baxter International as recent financial results have been weak amid headwinds to infusion therapies and IV fluids and tougher comparable sales in its pharmaceuticals business.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.24	12.46	7.94
Russell 3000 Index	20.81	16.74	14.08
Russell Midcap Value Index	7.86	13.23	9.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 743,938,274
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 3,608,175
Investment Company Portfolio Turnover	48.72%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$743,938,274
Total Number of Portfolio Holdings	57
Total Management Fee Paid	$3,608,175
Portfolio Turnover Rate	48.72%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On March 1, 2025, the Fund’s principal investment strategies were revised to reflect that the Fund invests at least 80% of its net assets in U.S. mid capitalization companies, which are companies with market capitalizations (the total market value of a company’s outstanding stock) not exceeding either: 1) the highest market capitalization in the Russell Midcap Index; or 2) the 12-month average of the highest market capitalization in the Russell Midcap Index, whichever is greater, at the time of purchase. In addition, disclosure was added to the Fund’s principal investment strategies to reflect that the Fund may invest up to 20% of its net assets in foreign securities and to reflect the Fund’s increased exposure to the consumer discretionary, utilities and real estate sectors.
Related disclosure regarding the risks of investing in the consumer discretionary, utilities and real estate sectors, was added.
In addition, effective March 31, 2025, Oliver H. Wong was added as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com..

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class A
Trading Symbol	FRVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$98	0.96%
[17]
Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Franklin Small Cap Value Fund returned 4.81%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	4.81	12.44	8.86
Class A (with sales charge)	-0.95	11.17	8.25
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,767,173,328
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 21,269,070
Investment Company Portfolio Turnover	52.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class C
Trading Symbol	FRVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$174	1.71%
[19]
Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Franklin Small Cap Value Fund returned 4.03%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.03	11.60	8.05
Class C (with sales charge)	3.07	11.60	8.05
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,767,173,328
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 21,269,070
Investment Company Portfolio Turnover	52.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R
Trading Symbol	FVFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$124	1.21%
[21]
Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Franklin Small Cap Value Fund returned 4.55%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.55	12.16	8.59
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,767,173,328
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 21,269,070
Investment Company Portfolio Turnover	52.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[22]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R6
Trading Symbol	FRCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$61	0.59%
[23]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Franklin Small Cap Value Fund returned 5.19%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.19	12.88	9.32
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,767,173,328
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 21,269,070
Investment Company Portfolio Turnover	52.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$73	0.71%
[25]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Advisor Class shares of Franklin Small Cap Value Fund returned 5.07%. The Fund compares its performance to the Russell 2000 Value Index, which returned 9.87% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.K.-based aerospace and defense company Babcock International on optimism that it may benefit from a step-up in European defense spending
↑	Industrial gas and energy industry equipment maker Chart industries after Baker Hughes announced that it would acquire the company
↑	Sanmina, an electronics manufacturing services firm, on solid execution and its growing exposure to the artificial intelligence market

Top detractors from performance:
↓	WillScot, a modular office and portable storage container provider, as utilization rates declined due to a weak non-residential construction market which has been a headwind to growth
↓	Specialty chemicals company Avient, as worries about tariffs and slower growth raised concerns about its business which is tied to general economic activity
↓	Cable One, a broadband communications provider, after reporting weak financial results as it lost subscribers and eliminated its long-standing dividend

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	5.07	12.72	9.14
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Value Index	9.87	13.85	8.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 3,767,173,328
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 21,269,070
Investment Company Portfolio Turnover	52.73%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$3,767,173,328
Total Number of Portfolio Holdings	88
Total Management Fee Paid	$21,269,070
Portfolio Turnover Rate	52.73%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[26]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
*	Does not include derivatives, except purchased options, if any.

[23]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
*	Does not include derivatives, except purchased options, if any.